WINTON U.S. EQUITY PORTFOLIO
WINTON U.S. EQUITY PORTFOLIO
INVESTMENT OBJECTIVE
The Winton U.S. Equity Portfolio (the "Fund") seeks to achieve long-term investment growth.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares or Institutional Class shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses - WINTON U.S. EQUITY PORTFOLIO		INVESTOR CLASS SHARES	INSTITUTIONAL CLASS SHARES
Management Fees		0.40%	0.40%
Distribution (12b-1) Fees		0.25%	none
Shareholder Servicing Fees		0.15%	none
Other Fund Expenses	[1]	4.16%	4.16%
Other Expenses		4.31%	4.16%
Total Annual Fund Operating Expenses	[2]	4.96%	4.56%
Less Fee Reductions and/or Expense Reimbursements		(3.80%)	(3.80%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	[2]	1.16%	0.76%
[1]	Other Fund Expenses are based on estimated amounts for the current fiscal year.
[2]	Winton Capital US LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding class specific expenses (such as Rule 12b-1 fees and shareholder servicing fees), interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses) from exceeding 0.76% of the Fund's average daily net assets until February 28, 2017. The Adviser may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund's Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit that was in place at the time such fee reductions or expense reimbursements were made and below the contractual expense limit that is in place at the time such fee reductions or expense reimbursements are recovered. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of Winton Series Trust (the "Trust") for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2017.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - WINTON U.S. EQUITY PORTFOLIO - USD ($)	1 YEAR	3 YEARS
INVESTOR CLASS SHARES	118	1,149
INSTITUTIONAL CLASS SHARES	78	1,032

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in equity securities, including common stocks, depositary receipts and exchange-traded funds ("ETFs") in accordance with the Adviser's fully invested long-only equity program (the "Program"). The common stocks and depositary receipts are primarily selected from the securities of companies, of any market capitalization, from the Unites States deemed by the Adviser to have sufficient liquidity. The Fund may also invest up to 20% of its net assets in depositary receipts and equities of companies listed for trading outside of the United States, such as Canada, provided they meet the Adviser's requirements regarding liquidity and availability and accuracy of information with respect to such securities. A small portion of the Fund's assets may be held in cash or cash equivalents. However, under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of U.S. companies.

The Adviser considers a U.S. company to be one that: (i) is organized under the laws of the United States or has its principal office located in the United States, (ii) has its principal securities trading market located in the United States, (iii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or (iv) has at least 50% of its assets located in the United States.

The Fund's primary benchmark is the S&P 500 Net Total Return Index (USD) ("S&P 500 Index"), which is a market capitalization weighted index that represents the performance of 500 of the largest (by market capitalization) U.S. public companies listed on the New York Stock Exchange and/or the NASDAQ Stock Market. Over the long-term and under normal market conditions, the Fund will seek to outperform its benchmark, after expenses.

The Adviser follows a disciplined investment process that is based on statistical analysis of historical data. The Adviser uses a wide variety of data inputs including those that are intrinsic to markets, such as price and volume; and those that are external to markets, such as economic statistics, industrial and commodity data and public company financial data. The Adviser conducts statistical research into the data to develop mathematical models that attempt to forecast (a) market returns, (b) the variability or volatility associated with such returns (often described as "risk"), (c) the correlation between different markets, and (d) transaction costs. These forecasts are used in the Adviser's investment strategies (discussed below) to determine what positions should be held to seek to maximize profit over the long term within a controlled range of risk.

The Program is implemented through an automated computer-based investment system (the "Investment System"). The Investment System calculates forecasts of returns, volatilities, correlations, and transaction costs each day and these are in turn used to calculate the positions which should be held. In accounting for transaction costs, the Investment System aims to limit turnover and prioritize trades with the greatest expected overall benefit to the Fund's portfolio, such that, for instance, small trades in multiple stocks which have low transaction costs may be given priority over trades in a single stock which have higher transaction costs.

The Investment System is modified over time as the Adviser monitors its operation and undertakes further research of historical data. Changes to the Investment System occur as a result of, among other things, changes in market liquidity, the availability of new data (such as additional detail on historical data or data on new markets), the Adviser extracting additional information from existing data or the Adviser refining its understanding of existing data.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set out below.

EQUITIES RISK -- Equities represent ownership interests in a company or corporation. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equities in which the Fund invests will cause the value of the Fund's assets to fluctuate.

CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, non-U.S. currencies, the Fund will be subject to currency risk. Currency risk is the risk that non-U.S. currencies will decline in value relative to the U.S. dollar, which would adversely affect the U.S. dollar value of an investment in the Fund. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

PORTFOLIO TURNOVER RISK -- The Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

EXCHANGE-TRADED FUNDS RISK -- The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. The shares of certain ETFs may trade at a premium or discount to their intrinsic value. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

DEPOSITARY RECEIPTS -- Depositary receipts are certificates evidencing ownership of shares of a non-U.S. issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in non-U.S. securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

NON-U.S. INVESTMENT/EMERGING MARKETS RISK -- The Fund invests in securities issued by non-U.S. companies. Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

SMALL AND MEDIUM CAPITALIZATION COMPANY RISK -- Small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

LIMITATIONS ON MATHEMATICAL MODELS RISK -- The Fund utilizes the Adviser's investment approach, which is based on research into historic data and the application of that research to the development of mathematical models that attempt to forecast returns, risk, correlation and transaction costs. Many of these models are trend-following models that attempt to identify and exploit market trends. Mathematical models may be incomplete and/or flawed and there is an inherent risk that any forecasts derived from them may be inaccurate, particularly if the research or models are based on, or incorporate, inaccurate assumptions or data. Assumptions or data may be inaccurate from the outset or may become inaccurate as a result of many factors such as, changes in market structure, increased government intervention in markets or growth in assets managed in accordance with similar investment strategies. In particular, such factors may make the trend-following models of the Adviser less effective because they may lessen the prospect of identified trends occurring or continuing in the future. As a result of the foregoing, the Investment System may not generate profitable trading signals and the Fund may suffer losses.

PROCESS EXCEPTIONS RISK -- The Fund utilizes the Adviser's investment approach, which is based on mathematical models that are implemented as an automated computer-based investment system. Issues with the design, development, implementation, maintenance or operation of the Investment System; any component of the Investment System; or any processes and procedures related to the Investment System may cause losses to the Fund and such losses may be substantial.

VOLATILITY RISK -- The markets in which the Fund invests are subject to high levels of volatility. Price movements are influenced by a variety of factors, including: changing supply and demand relationships; trade, fiscal, monetary and exchange control programs and policies of governments; political and economic events and policies; changes in interest rates and rates of inflation; currency devaluations and re-evaluations; and market sentiment. Such volatility could result in significant losses to the Fund.

TEMPORARY DEFENSIVE MEASURES RISK -- The Fund may, from time to time, take temporary defensive measures which are inconsistent with the Fund's principal investment strategies in attempting to respond to, or in anticipation of, market, economic, political or other conditions. For example, during such period, all or a significant portion of the Fund's assets may be invested in short-term, high-quality fixed income securities, cash or cash equivalents, or the risk parameters applicable to the Investment System may be altered. Temporary defensive measures may be initiated by the Adviser when the Adviser judges that existing market, economic, political or other conditions may make pursuing the Fund's investment strategies inconsistent with the best interests of its shareholders. The Adviser then may temporarily use these alternative strategies or parameters that are mainly designed to limit the Fund's losses, protect the Fund's gains or create liquidity in anticipation of redemptions. When such temporary defensive measures are taken, it may be more difficult for the Fund to achieve its investment objective.

TRADING OUTSIDE THE INVESTMENT SYSTEM RISK -- Most of the Adviser's investment decisions are made strictly in accordance with the output of its Investment System. However the Adviser may, in exceptional circumstances (such as the occurrence of events that fall outside the input parameters of the system), make investment decisions based on other factors and take action to override the output of the system to seek to protect the interests of the Fund's shareholders. However, the Investment System's signals may ultimately prove to be accurate and such actions may not prevent losses to the Fund and may in fact cause or exacerbate losses.

PERFORMANCE INFORMATION

The Fund has not commenced operations as of the date of this Prospectus, and therefore had no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance.

The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Current performance information is available by calling the Fund at (866) 330-9999.